CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and cash equivalents	$ 3,259	$ 2,756
Trade receivables	124	129
Other accounts receivables	113	183
Investments (Note 19)	62	56
Inventories (Note 20)	679	641
Stockpiles and ore on leach pads (Note 21)	676	763
Other current assets	153	142
Current assets	5,066	4,670
Property, plant and mine development, net (Note 22)	12,338	12,518
Investments (Note 19)	280	207
Stockpiles and ore on leach pads (Note 21)	1,848	1,864
Deferred income tax assets (Note 11)	549	1,345
Other non-current assets	565	467
Total assets	20,646	21,071
LIABILITIES
Debt (Note 23)	4	566
Accounts payable	375	320
Employee-related benefits (Note 15)	309	298
Income and mining taxes payable	248	153
Other current liabilities (Note 24)	462	407
Current liabilities	1,398	1,744
Debt (Note 23)	4,061	4,049
Reclamation and remediation liabilities (Note 7)	2,345	2,164
Deferred income tax liabilities (Note 11)	595	592
Employee-related benefits (Note 15)	386	411
Other non-current liabilities (Note 24)	342	326
Total liabilities	9,127	9,286
EQUITY
Common stock - $1.60 par value; Authorized - 750 million shares; Outstanding shares - 534 million and 531 million issued shares, less 915,000 and 535,000 treasury shares, respectively	853	849
Additional paid-in capital	9,564	9,490
Accumulated other comprehensive income (loss) (Note 25)	(292)	(334)
Retained earnings	410	658
Newmont stockholders' equity	10,535	10,663
Noncontrolling interests	984	1,122
Total equity	11,519	11,785
Total liabilities and equity	$ 20,646	$ 21,071